As Filed with the Securities and Exchange Commission on October 31, 2005
REGISTRATION NO. 333-83364
811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 6

AND

AMENDMENT NO. 66

TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

SANDRA M. DADALT, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ONE SUN LIFE EXECUTIVE PARK, SC 4290

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

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IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on (date) pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-83364, 811-05846) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add supplements to the prospectus filed with Post-Effective Amendment No. 5 to the Registration Statement, which was filed on April 28, 2005. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment Nos. 3, 4 and 5 to the Registration Statement.

PART A

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SUPPLEMENT DATED OCTOBER 31, 2005

TO

PROSPECTUS DATED APRIL 29, 2005

SUN LIFE FINANCIAL MASTERS ACCESS

Effective October 31, 2005, seven new Funds will be added to the above-captioned prospectus ("Prospectus"). As a result of the addition of the new Funds, the Prospectus is amended and supplemented as follows:
1.	The list of the available investment options appearing on the cover page of the Prospectus is supplemented by the addition of the following Funds and corresponding investment management disclosure:
Large-Cap Growth Equity Funds	High-Quality Intermediate-Term Bond Funds
Fidelity VIP Freedom 2010 Portfolio - Service Class 2	PIMCO VIT All Asset Portfolio
Fidelity VIP Freedom 2015 Portfolio - Service Class 2	Specialty Commodity Fund
Fidelity VIP Freedom 2020 Portfolio - Service Class 2	PIMCO VIT Commodity Real Return Strategy
Large-Cap Blend Equity Funds	Portfolio
Franklin Templeton VIP Trust Templeton Developing
Markets Securities Fund - Class 2
MFS/Sun Life Emerging Markets Equity - S Class

Massachusetts Financial Services Company advises the MFS/Sun Life Emerging Markets Fund. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. Strategic Advisers®, Inc. advises the Fidelity VIP Freedom Portfolios. Templeton® Asset Management Ltd. advises the Templeton Developing Markets Securities Fund.

2.	The table describing the "Total Annual Fund Operating Expenses" is hereby amended as follows:
Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.65%	4.04%
*	The expenses shown are for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through December 31, 2005. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.65% and 1.79%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

accessfunds

SUPPLEMENT DATED OCTOBER 31, 2005
TO
PROSPECTUS DATED APRIL 29, 2005

SUN LIFE FINANCIAL MASTERS ACCESS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

The Guarantee Periods described under "THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS" and at other places in this Prospectus are not currently being offered. Therefore, unless and until we notify you otherwise, you will not be permitted to make any payments or transfers into any Guarantee Period.

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PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)	The following Financial Statements are included in the Registration Statement:

A.

Condensed Financial Information - Accumulation Unit Values (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-83364, filed on April 28, 2005)

(Part A)

B.

Financial Statements of the Depositor (Part B)(Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-83364, filed on April 28, 2005)

Audited:

		1.	Consolidated Statements of Income, Years Ended December 31, 2004, 2003 and 2002;
		2.	Consolidated Balance Sheets, December 31, 2004 and 2003,
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2004, 2003 and 2002
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2004, 2003 and 2002;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2004, 2003 and 2002;
		6.	Notes to Consolidated Financial Statements; and
		7.	Report of Independent Registered Public Accountants.

C.

Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-83364, filed on April 28, 2005)

		1.	Statement of Condition, December 31, 2004;
		2.	Statement of Operations, Year Ended December 31, 2004;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2004 and December 31, 2003;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accountants.
(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:
(1)

Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to theRegistration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)

Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)	Specimen Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File 333-83364, filed on February 25, 2002);

(4)(b)

Specimen Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File 333-83364, filed on February 25, 2002);

(4)(c)

Specimen Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File 333-83364, filed on February 25, 2002);

(5)(a)

Specimen Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002);

(5)(b)

Specimen Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-74884 filed February 14, 2002);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)

Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(b)

Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(c)

Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(d)

Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(e)

Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(f)

Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001);

(8)(g)

Amended and Restated Participation Agreement dated September 1, 2004 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(h)

Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001);

(8)(i)

Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(j)	Form of Participation Agreement (Incorporated herein by reference to the Registration Statement on Form N-4, File 333-74884, filed December 10, 2001);

(8)(k)

Participation Agreement Among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(l)

Participation Agreement Among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(m)

Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(9)

Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on February 22, 2002);

(10)(a)	Consent of Independent Registered Public Accounting Firm*;

(10)(b)	Representation of Counsel pursuant to 485(b)*;

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2004, filed on March 21, 2005);

(12)	Not Applicable;

(13)	Schedule for Computation of Performance Quotations (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 28, 2005);

(15)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004)

(16)

Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on February 25, 2005).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and Principal Business Address*	Positions and Offices With Depositor
C. James Prieur Sun Life Assurance Company of Canada 150 King Street West, SC 106A35 Toronto, Ontario Canada M5H 1J9	Chairman and Director
Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director
Gary Corsi Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Director & Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3358 Wellesley Hills, MA 02481	Director & Vice President and General Counsel
Paul W. Derksen Sun Life Assurance Company of Canada 150 King Street West, SC 105D10 Toronto, Ontario Canada M5H 1J9	Director
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 4250 Wellesley Hills, MA 02481	Director & Vice President and General Manager, Annuities
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	President and Director
Donald A. Stewart Sun Life Assurance Company of Canada 150 King Street West, SC 106A35 Toronto, Ontario Canada M5H 1J9	Director
Claude A. Accum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3378 Wellesley Hills, MA 02481	Vice President and General Manager, Individual Insurance
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West, SC 104A25 Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Vice President and Chief Actuary
Ellen B. King Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Janet V. Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3366 Wellesley Hills, MA 02481	Vice President, Human Resources and Public Relations
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park , SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed February 25, 2005.

None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of October 5, 2005 there were 292 qualified and 1,162 non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.
Name and Principal	Position and Offices
Business Address*	with Underwriter
Katherine E. Sarvary	President
Claude A. Accum	Director
Gary Corsi	Director
Mary M. Fay	Director
Ellen B. King	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Kathleen Pettit	Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer
Amy E. Mercer	Assistant Secretary

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 31st day of October, 2005.
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante
President & Director
*By:	/s/ SANDRA M. DADALT
Sandra M. DaDalt
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.
SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Director	October 31, 2005
Robert C. Salipante	(Principal Executive Officer)

/s/ Gary Corsi*	Vice President, Chief Financial Officer and	October 31, 2005
Gary Corsi	Treasurer and Director
(Principal Financial and Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	October 31, 2005
Sandra M. DaDalt	Donald A. Stewart, Director
C. James Prieur, Chairman and Director
Thomas A. Bogart, Director
Paul W. Derksen, Director
Scott M. Davis, Director and Vice President and General Counsel
Mary M. Fay, Director and Vice President and General Manager, Annuities

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on or about February 5, 2004. Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 2, 2005.

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel